DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Interest Rate Swaps	Nov. 30, 2009 Interest Rate Swaps	Jul. 31, 2011 Interest Rate Swaps Terminated contracts	Nov. 30, 2010 Interest Rate Swaps Terminated contracts	Dec. 31, 2013 Fair value hedges	Dec. 31, 2012 Fair value hedges	Dec. 31, 2011 Fair value hedges	Dec. 31, 2013 Fair value hedges Interest Rate Swaps	Dec. 31, 2012 Fair value hedges Interest Rate Swaps	Dec. 31, 2011 Fair value hedges Interest Rate Swaps
Interest rate swap fair value hedges
Notional Amount of Underlying Debt				$ 500.0	$ 700.0
Notional amount	201.4					500.0	200.0
Cash received						23.5	15.6
(Gain) loss on marked to market of swaps								0	0	(4.2)
(Gain) loss on marked to market of hedged items	0	0	4.2
Derivative, Gain on Derivative											0	0	6.3
Amortization of basis adjustment for terminated interest rate swaps recognized in interest expense											(9.2)	(9.3)	(5.5)
Recognized in interest expense											9.2	9.3	11.8
Money market funds, classified as Level Two	$ 447.8	$ 520.7